Events after the Balance-Sheet Date (Details) - EUR (€) € in Millions	Jul. 31, 2024	Jul. 26, 2024	Jul. 03, 2024
Loan facility agreement with the European Investment Bank (EIB).
Events after the Balance-Sheet Date
Notional amount			€ 37.5
Loan facility agreement with the European Investment Bank (EIB). | First tranche
Events after the Balance-Sheet Date
Borrowings			10.0
Funding Agreement [member] | Loan facility agreement with the European Investment Bank (EIB).
Events after the Balance-Sheet Date
Notional amount			€ 37.5
Funding Agreement [member] | Loan facility agreement with the European Investment Bank (EIB). | First tranche
Events after the Balance-Sheet Date
Borrowings		€ 10.0
Issue of warrants
Events after the Balance-Sheet Date
Number Of Warrants Issued	1,000,000